Shareholder Report, Holdings (Details) - C000005550	May 31, 2025
U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	28.70%
BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	22.20%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	4.00%
State Street
Holdings [Line Items]
Percent of Net Asset Value	3.30%
RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	55.80%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)